11. STOCK OPTION PLANS (Details - Options by exercise price)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Options Outstanding	3,470,000
Number of Options Exercisable	3,470,000
Price $0.07- $0.12
Number of Options Outstanding	200,000
Number of Options Exercisable	200,000
Weighted Average Exercise Price | $ / shares	$ 0.07
Remaining Contractual Life (yrs)	5 years 6 months 11 days
Price $0.13 -$0 .15
Number of Options Outstanding	2,895,000
Number of Options Exercisable	2,895,000
Weighted Average Exercise Price | $ / shares	$ 0.14
Remaining Contractual Life (yrs)	6 years 8 months 16 days
Price $0.16 - $0.40
Number of Options Outstanding	50,000
Number of Options Exercisable	50,000
Weighted Average Exercise Price | $ / shares	$ 0.3
Remaining Contractual Life (yrs)	3 years 11 months 1 day
Price $0.41 - $0.75
Number of Options Outstanding	325,000
Number of Options Exercisable	325,000
Weighted Average Exercise Price | $ / shares	$ 0.65
Remaining Contractual Life (yrs)	1 year 10 months 24 days